Additional information-Financial Statement Schedule I	12 Months Ended
Jun. 30, 2019
Additional information-Financial Statement Schedule I
Additional information-Financial Statement Schedule I

34 Additional information—Financial Statement Schedule I

Schedule I has been provided pursuant to the requirements of Securities and Exchange Commission (“SEC”) Regulation S‑X Rule 12‑04(a), which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented, as the restricted net assets of Manchester United plc’s consolidated subsidiaries as of 30 June 2019 exceeded the 25% threshold.

As of 30 June 2019, the Group had total borrowings of £511.2 million (2018: £495.8 million). As described in note 23 above, the Group’s revolving facility, the secured term loan facility and the note purchase agreement governing the senior secured notes each contain certain covenants that restrict the activities of Red Football Limited and its subsidiaries, including restricted payment covenants. The restricted payment covenants allow dividends in certain circumstances, including to the extent dividends do not exceed 50% of the cumulative consolidated net income of Red Football Limited and its restricted subsidiaries, provided there is no event of default and Red Football Limited is able to meet the principal and interest payments on its debt under a fixed charge coverage test. As of 30 June 2019, the Group was in compliance with the restricted payment covenants and all other covenants under its revolving facility, the secured term loan facility and the note purchase agreement governing the senior secured notes.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with International Financial Reporting Standards have been condensed or omitted. The footnote disclosures contain supplemental information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that investments in subsidiaries are included at cost less any provision for impairment in value.

As of 30 June 2019, 2018 and 2017 there were no material contingencies, significant provisions of long‑term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

During the year ended 30 June 2019, cash dividends equivalent to $0.18 (2018: $0.18; 2017: $0.18) per share were declared and paid by the Company. The pounds sterling equivalents were £0.14 (2018: £0.13; 2017: £0.14) per share.

Condensed statement of profit or loss of the Company

	Year ended 30 June
	2019	2018	2017
	£’000	£’000	£’000
Operating expenses	(3,455)	(3,423)	(2,013)
Income from shares in group undertakings	23,326	21,982	23,295
Profit before income tax	19,871	18,559	21,282
Income tax expense	—	—	—
Profit for the year	19,871	18,559	21,282

There were no items of other comprehensive loss or income in the years ended 30 June 2019, 2018 or 2017 and therefore no statement of comprehensive income has been presented.

Condensed balance sheet of the Company

	As of 30 June
	2019	2018
	£’000	£’000
ASSETS
Non-current assets
Investment in subsidiaries	319,265	319,265
	319,265	319,265
Current assets
Other receivables	1,108	1,314
Cash and cash equivalents	116	340
	1,224	1,654
Total assets	320,489	320,919
EQUITY AND LIABILITIES
Equity
Share capital	53	53
Share premium	68,822	68,822
Retained earnings	245,050	247,806
	313,925	316,681
Current liabilities
Other payables	6,564	4,238
	6,564	4,238
Total equity and liabilities	320,489	320,919

Condensed statement of changes in equity of the Company

	Share	Share	Retained
	capital	premium	earnings	Total equity
	£’000	£’000	£’000	£’000
Balance at 1 July 2016	52	68,822	248,140	317,014
Profit for the year	—	—	21,282	21,282
Total comprehensive income for the year	—	—	21,282	21,282
Equity-settled share based payments	—	—	2,187	2,187
Dividends paid	—	—	(23,295)	(23,295)
Proceeds from shares issued	1	—	—	1
Balance at 30 June 2017	53	68,822	248,314	317,189
Profit for the year	—	—	18,559	18,559
Total comprehensive income for the year	—	—	18,559	18,559
Equity-settled share based payments	—	—	2,915	2,915
Dividends paid	—	—	(21,982)	(21,982)
Balance at 30 June 2018	53	68,822	247,806	316,681
Profit for the year	—	—	19,871	19,871
Total comprehensive income for the year	—	—	19,871	19,871
Equity-settled share based payments	—	—	699	699
Dividends paid	—	—	(23,326)	(23,326)
Balance at 30 June 2019	53	68,822	245,050	313,925

Condensed statement of cash flows of the Company

	Year ended 30 June
	2019	2018	2017
	£’000	£’000	£’000
Cash flows from operating activities
Profit before tax	19,871	18,559	21,282
Adjustments for:
Non-cash employee benefit expense—equity-settled share-based payments	699	2,915	2,187
Foreign exchange (gains)/losses on operating activities	(37)	114	42
Changes in working capital:
Other receivables	206	(191)	(998)
Other payables	2,326	517	1,125
Net cash inflow from operating activities	23,065	21,914	23,638
Cash flows from financing activities
Dividends paid	(23,326)	(21,982)	(23,295)
Net cash outflow from financing activities	(23,326)	(21,982)	(23,295)
Net (decrease)/increase in cash and cash equivalents	(261)	(68)	343
Cash and cash equivalents at beginning of year	340	522	221
Exchange losses on cash and cash equivalents	37	(114)	(42)
Cash and cash equivalents at end of year	116	340	522

The following reconciliations are provided as additional information to satisfy the Schedule I SEC requirements for parent‑only financial information.

		Restated(1)	Restated(1)
	2019	2018	2017
	£’000	£’000	£’000
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year	19,871	18,559	21,282
Additional (loss)/profit if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(990)	(56,188)	17,927
Consolidated IFRS profit/(loss) for the year	18,881	(37,629)	39,209

IFRS equity reconciliation:
Parent only—IFRS equity	313,925	316,681	317,189
Additional profit if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	101,277	110,423	162,898
Consolidated—IFRS equity	415,202	427,104	480,087
(1)	Comparative amounts have been restated—see note 33 for further details.